Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities
Net loss	$ (26,584)	$ (57,146)
Adjustments to reconcile net loss to net cash provided by operating activities:
Impairment of other long-lived assets	3,865	1,944
Depreciation and amortization	44,451	41,412
Stock-based compensation	24,755	23,140
Foreign currency transaction loss	13,978	4,210
Gain from deconsolidation of subsidiary	(39,136)
Share in loss of associated companies	2,089	(1,229)
Revaluation of investments	3,217	556
Other non-cash items, net	826	364
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	(21,832)	(17,023)
Inventories	(64,286)	8,271
Other current assets and prepaid expenses	3,898	(11,911)
Other non-current assets	(17,003)	3,834
Accounts payable	17,286	29,204
Other current liabilities	2,013	14,047
Deferred revenues	4,860	3,470
Deferred income taxes, net and uncertain tax positions	(301)	(6,677)
Other non-current liabilities	(9,385)	(5,070)
Net cash provided by (used in) operating activities	(57,289)	31,396
Cash flows from investing activities
Cash paid for acquisitions, net of cash acquired		(6,669)
Purchase of property and equipment	(11,761)	(16,193)
Investments in short-term bank deposits	(307,485)	(249,000)
Proceeds from short-term bank deposits	368,429	89,000
Purchase of intangible assets	(5,980)	(1,219)
Other investing activities	84	(85)
Investments in unconsolidated entities	(67,274)	(7,000)
Net cash used in investing activities	(23,987)	(191,166)
Cash flows from financing activities
Proceeds from public offering, net of issuance costs		218,850
Proceeds from exercise of stock options	260	3,699
Payment of contingent consideration	(1,386)
Other financing activities	(281)	406
Net cash provided by (used in) financing activities	(1,407)	222,955
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(9,787)	(2,413)
Net change in cash, cash equivalents and restricted cash	(92,470)	60,772
Cash, cash equivalents and restricted cash, beginning of period	243,293	272,216
Cash, cash equivalents and restricted cash, end of period	150,823	332,988
Supplemental disclosures of cash flow information:
Transfer of inventory to fixed assets	6,306	2,760
Transfer of fixed assets to inventory	123	844
Reconciliation of cash, cash equivalents and restricted cash reported in the consolidated balance sheets:
Cash and cash equivalents	150,672	332,871
Restricted cash included in other current assets	151	117
Total cash, cash equivalents and restricted cash shown in the consolidated statement of cash flows	$ 150,823	$ 332,988